Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2030 Fund))	0 Months Ended
Jun. 28, 2011
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	1.31%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	2.17%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	2.08%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	1.47%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.73%
Total Annual Fund Operating Expenses	0.77%